UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   Form N-CSR

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6727
                                   --------

Dominion Funds, Inc.
--------------------
(Exact name of registrant as specified in charter)

35955 Huntland Farm Road, Middleburg, VA 20117
----------------------------------------------
(Address of principal executive offices)(Zip code)

Paul Dietrich, 35955 Huntland Farm Road, Middleburg, VA 20117
-------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 416-2053
                                                    --------------

Date of fiscal year end: June 30
                         -------

Date of reporting period: 07/01/06 --- 12/31/06
                          ---------------------

Item 1. Reports to Stockholders.

                                     [LOGO]
                                 SHEPHERD FUNDS

                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 2006

SHEPHERD LARGE CAP GROWTH FUND
A SERIES OF DOMINION FUNDS, INC.
================================================================================
                                                                   MARCH 1, 2007
                         SHEPHERD LARGE CAP GROWTH FUND



Dear Fund Shareholders,

For the calendar year 2006, the SHEPHERD LARGE CAP GROWTH FUND had increased by +7.6%.

2006 IN REVIEW

2006 was a year of investment contrasts. During the first five months of the year global stocks and especially emerging market funds in Asia were outstanding performers and oil and energy stocks dominated US stock markets.

But from May to July stock markets experienced one of the most severe corrections in 20 years. The S&P 500 Index declined 7.7%, but that was overshadowed by mid-and small-cap declines of 10%-15% and drops in international indexes of 20% to 25%. Many oil and energy stocks lost 20%.

Since August, the largest stocks in the Dow Jones Index and S&P 500 Index have started to outperform small and mid-cap stocks for the first time in years.

IN AN UNCERTAIN WORLD--

RISK MANAGEMENT IS ALL IMPORTANT!

FOXHALL CAPITAL manages risk in your Fund's portfolio in several ways:
      o we diversify globally so that a market downturn in the US may be offset by international holdings.
      o we actively monitor your portfolio's holdings, replacing those that no longer meet our criteria.
      o we aggressively move to bonds or money market funds if there is a recession or sustained US and global market decline.

We feel this strategy is the best way to protect your investment principal in a BEAR MARKET or recession while providing appreciation when the market is rising.

CONCLUSION

Absent significant deterioration in the economic or international situation, we believe there is reason to anticipate that the stock market will remain positive through the first part of 2007.

Until then....

                                            Patience!

                                            Paul Dietrich
                                            President & Chief Investment Officer


Opinions expressed are those of Foxhall Capital Management, Inc. and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk; loss of principal is possible. This report is intended for shareholder use only and must be preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Automatic investment plans do not assure a profit and do not protect against a loss in declining markets.

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                                 SHEPHERD FUNDS

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
TOP TEN HOLDINGS AND ASSET ALLOCATION ..................................       3
EXPENSE EXAMPLE ........................................................       4
SCHEDULE OF INVESTMENTS IN SECURITIES ..................................       5
FINANCIAL STATEMENTS ...................................................       6
NOTES TO FINANCIAL STATEMENTS ..........................................      10
ADDITIONAL INFORMATION .................................................      13

                                     [LOGO]
                                 SHEPHERD FUNDS

                      TOP TEN HOLDINGS AND ASSET ALLOCATION

--------------------------------------------------------------------------------
                                December 31, 2006
--------------------------------------------------------------------------------

                        (% of Net                                      (% of Net
Top Ten Holdings         Assets)         Asset Allocation by Sector     Assets)
--------------------------------------------------------------------------------
EMPIRE FINANCIAL HLD       7.66%         FINANCIAL                        16.17%
CHINA LIFE INSURANCE       3.95%         SERVICES                         12.43%
NORTHERN DYNASTY           3.68%         BASIC MATERIALS                   6.56%
COPA HOLDINGS SA C A       3.07%         UTILITIES                         4.29%
INTERCONTINENTAL XCH       2.89%         TELECOMMUNICATION                 2.84%
CBOT HOLDINGS, INC         2.88%         CONSUMER STAPLES                  2.65%
POTASHCORP                 2.87%         TECHNOLOGY                        0.02%
ALBEMARLE                  2.35%
BRITISH AIRWAYS PLC        2.27%
SL GREEN REALTY CORP       2.02%
                       ---------                                       ---------
                          33.66%                                          44.96%
                       =========                                       =========

                                     [LOGO]
                                 SHEPHERD FUNDS

                                 EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.


The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 through December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. In addition to the sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, Inc., the Funds' transfer agent. Redemption proceeds can be sent via overnight "express" mail (such as Federal Express), if requested, for a $20.00 service charge, or can be sent by wire transfer for a $15.00 fee. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if this transactional cost were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                 Expenses Paid
                           Beginning                             During Period*
                         Account Value   Ending Account Value   July 1, 2006 to
                          July 1, 2006     December 31, 2006   December 31, 2006
--------------------------------------------------------------------------------

Actual                     $1,000.00           $  993.18            $11.30
--------------------------------------------------------------------------------
Hypothetical (5% return
before expenses)           $1,000.00           $1,013.86            $11.42
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                     [LOGO]
                                 SHEPHERD FUNDS

                      SCHEDULE OF INVESTMENTS IN SECURITIES


                               December 31, 2006
                                  (unaudited)
(Showing Percentage of Net Assets)
COMMON STOCKS--(44.96%)
                                                   Shares          Value
                                                 --------  ---------------------
Basic Materials--(6.56%)
  POTASHCORP                                        1,650   236,742
* NORTHERN DYNASTY                                 37,500   303,750
                                                           ---------------------
                                                                         540,492
Consumer Staples--(2.65%)
* RALCORP HOLDINGS, INC                             1,746    88,854
  WIMM-BILL-DANN-FOODS                              1,954   130,039
                                                           ---------------------
                                                                         218,893
Financial--(16.17%)
  BOSTON PROPERTIES                                   854    95,546
  CASCADE BANCORP                                   2,955    91,694
  CHINA LIFE INSURANCE                              6,453   325,950
  SL GREEN REALTY CORP                              1,254   166,506
* EMPIRE FINANCIAL HLD                            200,000   632,000
* WATERSIDE CAPITAL CO                              5,300    21,730
                                                           ---------------------
                                                                       1,333,425
Technology--(.02%)
* SANDISK, CORP.                                       30                  1,291
Telecommunication--(2.84%)
  BT GROUP ADR                                      1,736   103,969
  ROSTELECOM                                        2,868   130,494
                                                           ---------------------
                                                                         234,463
Services--(12.43%)
* BRITISH AIRWAYS PLC                               1,816   187,538
* CBOT HOLDINGS, INC.                               1,570   237,808
  COPA HOLDINGS SA C A                              5,430   252,821
* INTERCONTINENTAL XCH                              2,210   238,459
  SHIP FINANCE INTL                                 4,556   108,251
                                                           ---------------------
                                                                       1,024,877
Utilities--(4.29%)
  ALBEMARLE                                         2,704   194,147
  ONEOK, INC.                                       3,698   159,458
                                                           ---------------------
                                                                         353,605
                                                                     -----------
TOTAL COMMON STOCKS--(44.96%)                                          3,707,045
                                                                     -----------
OTHER ASSETS LESS LIABILITIES - NET--(55.04%)                          4,538,344
                                                                     -----------
NET ASSETS--(100.%)                                                  $ 8,245,389
                                                                     ===========
Notes:
* Presently non-income producing.

                                     [LOGO]
                                 SHEPHERD FUNDS

                              FINANCIAL STATEMENTS

                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                       Statement of Assets and Liabilities
                                December 31, 2006
                                   (unaudited)


ASSETS
Investments in securities, at value
(cost of $2,865,649)                                           $      3,707,045
Cash                                                                    270,828
Receivables:
           Investment sold                                            4,287,580
           Dividends                                                      8,401
           Interest                                                       1,446
                                                               ----------------
   Total Assets                                                       8,275,301
                                                               ----------------
LIABILITIES

   Payables
           Investment advisory fee                                       13,374
           Administration fee                                            16,538
                                                               ----------------
   Total Liabilities                                                     29,912
                                                               ----------------
NET ASSETS                                                     $      8,245,389
                                                               ================
NET ASSETS CONSIST OF:
           Net capital paid in on shares of capital stock      $     12,095,986
           Accumulated Undistributed Net Investment Income                   --
           Accumulated net realized loss                             (4,691,993)
           Net unrealized appreciation                                  841,396
                                                               ----------------
NET ASSETS                                                     $      8,245,389
                                                               ================
CAPITAL SHARES OUTSTANDING
  (200,000,000 authorized shares; $.001 par value)                    1,887,313
                                                               ================
NET ASSET VALUE PER SHARE                                      $           4.37
                                                               ================
OFFERING PRICE PER SHARE                                       $           4.59
                                                               ================

   The accompanying notes are an integral part of these financial statements.

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                                 SHEPHERD FUNDS

                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                             Statement of Operations
                   For the Six Months Ended December 31, 2006
                                   (unaudited)

Investment Income
           Dividends                                                  $  40,386
           Interest                                                      79,277
                                                                      ---------
  Total investment income                                               119,663
                                                                      ---------
Expenses
           Investment advisory fee                                       37,684
           Administration fee                                            47,105
                                                                      ---------
           Total expenses                                                84,788
                                                                      ---------
Net Investment Income                                                    34,875
                                                                      ---------
Realized and Unrealized Gain
 on Investments (Note 4)
           Net realized gain on investments                             175,465
           Net change in unrealized appreciation on investments        (172,394)
                                                                      ---------
           Net realized and unrealized gain on investments                3,071
                                                                      ---------
Net Increase in Net Assets Resulting from Operations                  $  37,946
                                                                      =========

   The accompanying notes are an integral part of these financial statements.

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                                 SHEPHERD FUNDS

                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                       Statement of Changes in Net Assets

                                                Six months ended
                                                December 31, 2006    Year Ended June
                                                   (unaudited)          30, 2006
                                               -------------------  -----------------

Increase in Net Assets from Operations
  Net investment gain/(loss)                   $            34,875  $         (93,270)
  Net realized gain on investments                         175,465            573,436
  Net change in unrealized
appreciation/(depreciation)
    on investments                                        (172,394)           842,842
                                               -------------------  -----------------

    Net increase in net assets resulting from
       operations                                           37,946          1,323,008

Distributions to shareholders                                    -                  -
Capital Share Transactions-Net                           1,028,452            524,204
                                               -------------------  -----------------

  Total Increase                                         1,066,398            798,804

Net Assets
 Beginning of period                                     7,178,991          6,380,187
                                               -------------------  -----------------

 End of period                                 $         8,245,389  $       7,178,991
                                               ===================  =================

   The accompanying notes are an integral part ofthese financial statements.

                                     [LOGO]
                                 SHEPHERD FUNDS

                              DOMINION FUNDS, INC.
                         SHEPERD LARGE CAP GROWTH FUND.
                              Financial Highlights
         For a share of capital stock outstanding throughout the period

                                          Six months
                                             ended
                                          December 31,                  For the years ended June 30,
                                             2006       ---------------------------------------------------------------
                                          (unaudited)       2006        2005         2004         2003          2002
                                          -----------   -----------  -----------  -----------  -----------   ----------
PER SHARE DATA
Net asset value, beginning of period      $      4.40          3.61         3.52         3.31         3.42         5.59

Income from investment operations:
 Net investment income (loss)                    0.02         (0.06)       (0.04)       (0.05)       (0.04)       (0.08)
 Net realized and unrealized gain (loss)
   on investments                               (0.05)         0.85         0.13         0.26        (0.07)       (2.09)
                                          -----------   -----------  -----------  -----------  -----------   ----------
Total from investment operations                (0.03)         0.79         0.09         0.21        (0.11)       (2.17)

Less distributions                                 --            --           --           --           --           --
                                          -----------   -----------  -----------  -----------  -----------   ----------
Net asset value, end of period            $      4.37   $      4.40  $      3.61  $      3.52  $      3.31   $     3.42
                                          ===========   ===========  ===========  ===========  ===========   ==========

Total Return (a)                                (0.61)%       21.88%        2.56%        6.34%       (3.22)%     (38.82)%
                                          -----------   -----------  -----------  -----------  -----------   ----------
Ratios and Supplemental Data:
Net assets, end of period (000's)
                                          $     8,245         7,179        6,380        4,990        3,739        3,615
Ratio of expenses to average net assets          1.13%         2.25%        2.25%        2.25%        2.25%        2.25%
Ratio of net investment income (loss)
  to average net assets                          0.47%        (1.33)%      (1.28)%      (1.37)%      (1.33)%      (1.94)%
Portfolio turnover rate                        246.36%       190.31%      487.33%      258.84%      235.79%       99.77%

(a) Sales load is not reflected in total return

   The accompanying notes are an integral part of these financial statements.

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                                     [LOGO]
                                 SHEPHERD FUNDS

                          NOTES TO FINANCIAL STATEMENTS

                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                          Notes to Financial Statements
                                December 31, 2006
                                   (unaudited)


1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Organization: Dominion Funds, Inc. (the "Company") is a diversified regulated investment company and was incorporated in the State of Texas on June 5, 1992. The Company may designate one or more series of common stock; however, at this time the Shepherd Large Cap Growth Fund (the "Fund") is the only series of the Company. The primary investment objective of the Fund is growth of capital. The Fund will invest in a diversified portfolio of common stock of companies that meet the Fund's investment and social criteria. The following is a summary of the Fund's significant accounting policies.

      Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the- counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

      Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      Distributions to Shareholders: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex- dividend date.

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                                 SHEPHERD FUNDS

                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                    Notes to Financial Statements (continued)
                                December 31, 2006
                                   (unaudited)


1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

      Other: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

      Reclassifications: In accordance with SOP-93-2, the Fund has recorded a reclassification in the capital accounts. As of June 30, 2006 the Fund has recorded a permanent book/tax differences of $2,607,093, from net investment loss to paid-in-capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

      Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year. Actual results could differ from these estimates

2.    INVESTMENT ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT

      The Fund has an investment advisory agreement (the "agreement") with Foxhall Capital Management (the "Advisor"), formerly Nye, Parnell & Emerson Capital Management, Inc. The Advisor provides the Fund with investment advice and recommendations for investments. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00%. For the six month period ended December 31, 2006 the Advisor earned advisory fees of $37,684. At December 31, 2006 the Fund owed the Advisor $13,374 in advisory fees.

      The Fund has an administration agreement with Foundation Management, Inc., an affiliate of the Advisor, (the "Administrator"). The Administrator is responsible for the administration of the Fund and overall management of the Fund's business affairs. Under the terms of the administrative agreement, the Fund will pay the Administrator a monthly fee based on the Fund's average daily net assets at the annual rate of 1.25%. For the six month period ended December 31, 2006 the Administrator earned fees of $47,105. At December 31, 2006 the Fund owed the Administrator $16,538 in administrative fees.

      The Fund has adopted a distribution plan (the "Plan"). Under the Plan, if the payment of administration fees by the Fund to the Administrator is deemed to be indirect financing by the Fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that the Administrator may use its administration fee, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder support services. For the six-month period ended December 31, 2006 no such payments were made.

      Certain directors and officers of the Fund are also directors and officers of the Advisor and Administrator.

                                     [LOGO]
                                 SHEPHERD FUNDS

                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                    Notes to Financial Statements (continued)
                                December 31, 2006
                                   (unaudited)

3.    INVESTMENT TRANSACTIONS

      Investment transactions, excluding short-term investments, for the six month period ended December 31, 2006 were as follows:

      Purchases                 $ 12,747,531
      Proceeds from sales       $ 15,132,328


4.    FEDERAL INCOME TAXES

      Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

      Federal tax cost of investments, including short
      term investments                                              $ 2,865,649
                                                                    ===========

      Gross tax appreciation of investments                         $   860,023
      Gross tax depreciation of investments                             (18,627)
                                                                    -----------
      Net tax appreciation                                          $   841,396
                                                                    ===========

      Undistributed ordinary income                                 $        --
      Undistributed capital gain income                             $        --
      Accumulated capital losses                                    $ 4,691,993

      The accumulated capital loss carryovers listed above expire as follows:

                          Amount
                       -----------
           2008        $    31,975
           2009        $ 3,990,801
           2010        $   879,557

5.    CAPITAL SHARE TRANSACTIONS

      As of December 31, 2006 there were 1,000,000,000 shares of $.001 par value capital stock authorized, of which 200,000,000 shares are classified as the Fund's series; the balance is unclassified. The total par value and paid-in totaled $12,095,986. Transactions in capital stock were as follows:

                                December 31, 2006           June 30, 2006
                               Shares       Amount       Shares       Amount
                           ----------------------------------------------------
Shares sold                    801,805   $ 3,409,770      316,611   $ 1,357,131
Shares issued in
 Reinvestment of dividends          --            --           --            --
Shares redeemed               (547,624)   (2,381,318)    (451,064)   (1,881,335)
                           -----------   -----------  -----------   -----------
Net increase (decrease)        254,181   $ 1,028,452      348,771   $ 1,211,544
                           ===========   ===========  ===========   ===========

                                     [LOGO]
                                 SHEPHERD FUNDS

                             ADDITIONAL INFORMATION

Information about Directors

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the directors of the Fund is set forth below. The Statement of Additional Information includes additional information about the Fund's directors and is available, without charge, upon request by calling (800) 416 2053.

                                                      Term of                                                   Other
                                   Position         Office and                                              Directorships
        Name,                      Held with         Length of         Principal Occupation(s)                 Held by
   Address and Age                   Fund           Time Served           During Past 5 Years                  Director
-----------------------------------------------------------------------------------------------------------------------------
Interested Directors

Paul Dietrich *                    Chairman,        Indefinite       President and Managing Director             None
35955 Huntland Farm Road           President,       term;            of Eton Court Asset
Middleburg, VA 20117               Director         Director         Management, Ltd. ("Eton
Age: 57                                             since 2001;      Court") (parent of Foxhall
                                                    Chairman         Capital Management, Inc., the
                                                    since 2002;      Fund's investment advisor) and
                                                    President        President of Foundation
                                                    since 2003       Management, Inc., the Fund's
                                                                     administrator (1999 - present).
Non-Interested Directors

Douglas W. Powell                  Director         Indefinite       Registered representative of New            None
4101 McEwen                                         term;            Investor World Incorporated
Suite 110                                           Director         (2000 - present); COO/CFO
Dallas, TX 75244                                    since 1999       NIW Holdings, Inc. (2002 -
Age: 66                                                              Present); CEO Rushmore
                                                                     Investment Management Corp.
                                                                     (2001 -2002); Chairman and
                                                                     Chief Executive Officer of
                                                                     Northstar Financial Group (1995
                                                                     - 2001).

* This director is considered an "interested person" as defined in the Investment Company Act of 1940 because of his affiliations with Foxhall Capital Management, Inc., the Fund's investment advisor, and Foundation Management, Inc., the Fund's administrator.

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available without charge, upon request, by calling 1-800-416-2053. The Forms N-Q are also available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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                                 SHEPHERD FUNDS

Proxy Voting Policies and Procedures

The Fund has adopted proxy voting policies and procedures that delegate to Foxhall Capital Management, Inc., the Fund's investment advisor (the "Advisor"), the authority to vote proxies. A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-800-416-2053. A description of these policies and procedures is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at http://www.sec.gov.

Proxy Voting Record

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge by calling 1-800-416-2053 or by accessing the SEC's website at http://www.sec.gov.

Advisory Contract Renewal

On September 27, 2006, the Board of the Directors of the Fund approved the continuance for one additional year of the Fund's investment advisory agreement dated November 1, 1999 (the "Advisory Agreement") with the Advisor.

The Directors discussed and considered and evaluated, among other things, (a) the terms and conditions of the Advisory Agreement, including the nature, quality and scope of the investment management services and the fees charged for their services; (b) the Directors' legal duties in approving the Advisory Agreement; (c) the advisor's investment performance; (d) the advisor's personnel and method of analysis; possible conflicts of interest; (e) overall Fund expenses; and (f) brokerage and portfolio transactions.

On the basis of its review and the foregoing information, the Directors determined that the terms of the Advisory Agreement are fair and reasonable and in the best interests of the Fund's shareholders.

A Note on Forward Looking Statements

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor's or portfolio manager's forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

                                     [LOGO]
                                 SHEPHERD FUNDS

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2006

             Investment Advisor                         Transfer Agent                           Distributor
             ------------------                         --------------                           -----------
      Foxhall Capital Management, Inc.               Fund Services, Inc.               Cullum & Burks Securities, Inc.
              1613 Duke Street                      8730 Stony Point Pkwy                13355 Noel Road, Suite 1300,
            Alexandria, VA 22314                          Suite 205                           One Galleria Tower
               (800)416 2053                          Richmond, VA 23235                       Dallas, TX 75240
                                                        (800)628 4077                           (972) 755 0270


               Administrator                    Independent Registered Public                   Legal Counsel
               -------------                    -----------------------------                   -------------
                                                       Accounting Firm
                                                       ---------------
        Foundation Management, Inc.                                                    Frederick C. Summers, III, P.C.
          35955 Huntland Farm Road                    Sanville & Company                       Attorney at Law
            Middleburg, VA 20117                 Certified Public Accountants           8235 Douglas Ave., Suite 1111
               (800)416 2053                          1514 Old York Road                       Dallas, TX 75225
                                                      Abington, PA 19001


                 Officers                                 Directors                                Custodian
                 --------                                 ---------                                ---------

               Paul Dietrich                            Paul Dietrich                       RBC Dain Rauscher, Inc.
            Chairman, President                                                             City Place Center East
                                                      Douglas W. Powell              2711 North Haskell Avenue, Suite 2400
                                                                                               Dallas, TX 75204

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not currently have procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) as of the filing date of this report, registrant's principal executive officer and principal financial officer found such disclosure controls and procedures to be effective.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dominion Funds, Inc.

By: /S/ Paul Dietrich
    ------------------------
Paul Dietrich, President

Date: March 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ Paul Dietrich
    ------------------------
Paul Dietrich, principal executive and principal financial officer

Date: March 7, 2007